DISTRIBUTION TO SHAREHOLDERS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2017	Apr. 27, 2017	Feb. 28, 2018
Dividends Payable [Line Items]
Dividends, Common Stock, Cash	$ 41,166		$ 41,166
Common Stock, Dividends, Per Share, Declared		$ 0.25